Long-Term Debt, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 41,660	$ 65,778
Loan Balance - Current portion	(41,660)	(23,634)
Loan Balance - Long-Term portion	0	42,144
Unamortized Debt Discount	(122)	(206)
Unamortized debt discount - Current portion	122	84
Unamortized debt discount - Long-Term portion	0	(122)
Total Borrowings	41,538	65,572
Total Borrowings - Current portion	(41,538)	(23,550)
Total Borrowings - Long-Term portion	0	$ 42,022
Devocean Maritime LTD., Domina Maritime LTD. & Dulac Maritime S.A.
Disclosure of detailed information about borrowings [line items]
Loan Balance	24,937
Unamortized Debt Discount	(101)
Total Borrowings	24,836
Artful Shipholding S.A. & Longevity Maritime Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance	16,723
Unamortized Debt Discount	(21)
Total Borrowings	$ 16,702